Balance Sheet Components - Schedule of Accrued Compensation and Benefits (Details) - USD ($) $ in Millions	Sep. 30, 2026	Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued bonuses and commissions	$ 16	$ 26
Accrued vacation and sabbatical	117	114
Accrued salaries and fringe benefits	1	7
Employee Stock Purchase Plan liability	8	7
Total accrued compensation and benefits	$ 142	$ 154